Employee Benefit Plan, Master Trust (AT&T Group Trust Assets at Fair Value) (Details) - EBP-43-1301883-021 [Group Trust] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 7,170,886	$ 6,862,851
Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	816,124	843,105
Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	874,643	939,989
Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	989,007	589,466
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	174,429	202,817
US Treasury and Government [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	505,762	319,763
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,807,953	3,962,205
Derivative [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,362,933	2,900,646
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	816,124	843,105
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	874,643	939,989
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	989,007	589,466
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	174,429	202,817
Fair Value, Inputs, Level 1, Level 2, and Level 3 | US Treasury and Government [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	505,762	319,763
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Derivative [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Liability at fair value		(2,534)
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,166,404	797,789
Fair Value, Inputs, Level 1 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	989,007	589,466
Fair Value, Inputs, Level 1 | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	174,429	202,817
Fair Value, Inputs, Level 1 | US Treasury and Government [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | Derivative [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Liability at fair value		(2,534)
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,196,529	2,102,857
Fair Value, Inputs, Level 2 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	816,124	843,105
Fair Value, Inputs, Level 2 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	874,643	939,989
Fair Value, Inputs, Level 2 | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | US Treasury and Government [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	505,762	319,763
Fair Value, Inputs, Level 2 | Derivative [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Liability at fair value		0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Corporate debt
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | US Treasury and Government [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Derivative [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Liability at fair value		0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
Fair Value Measured at Net Asset Value Per Share [Member] | 103-12 investments
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	235,273	207,042
Fair Value Measured at Net Asset Value Per Share [Member] | EBP, Other Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	162,302	74,483
UNITED STATES | Fair Value Measured at Net Asset Value Per Share [Member] | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,219,358	3,542,987
Non-US [Member] | Cash and Cash Equivalents [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,945	8,040
Non-US [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash and Cash Equivalents [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,945	8,040
Non-US [Member] | Fair Value, Inputs, Level 1 | Cash and Cash Equivalents [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,945	8,040
Non-US [Member] | Fair Value, Inputs, Level 2 | Cash and Cash Equivalents [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Non-US [Member] | Fair Value, Inputs, Level 3 | Cash and Cash Equivalents [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Non-US [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 191,020	$ 137,693